CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Schedule of Reserves for Lawsuits, Claims and Other Disputed Matters
Breakdown of reserves for lawsuits claims and other disputed matters include the following:

	As of December 31,
	2025	2024
Reserve for labor claims	814	190
Reserve for commercial claims	2,468	2,182
Reserve for regulatory claims	18,681	15,797
TOTAL	21,963	18,169

Schedule of Reserves Roll Forward
Roll forward is as follows:

	As of December 31,
Reserve for labor claims	2025	2024	2023
Balance at beginning of year	190	114	185
Additions	672	96	293
Additions related to business combinations (note 26)	209	8	—
Recovery	(222)	(4)	(94)
Utilization of provision for contingencies	—	(4)	(216)
Foreign exchange difference	(49)	(20)	(54)
Foreign currency translation	14	—	—
Balance at end of year	814	190	114

	As of December 31,
Reserve for regulatory claims	2025	2024	2023
Balance at beginning of year	15,797	28,222	13,430
Additions	891	434	923
Additions related to business combinations (note 26)	3,123	2,190	16,047
Recovery (1) (2)	(2,200)	(6,863)	(1,987)
Utilization of provision for contingencies	(688)	(4,065)	(1,028)
Foreign exchange difference	138	(148)	837
Foreign currency translation	1,620	(3,973)	—
Balance at end of year	18,681	15,797	28,222

	As of December 31,
Reserve for commercial claims	2025	2024	2023
Balance at beginning of year	2,182	—	—
Additions related to business combinations (note 26)	52	2,248	—
Utilization of provision for contingencies	(52)	—	—
Foreign currency translation	286	(66)	—
Balance at end of year (3)	2,468	2,182	—

(1) Between 2010 and 2014, certain of Grupo Assa’s Brazilian subsidiaries were subject to two examinations by the Ministry of Labor (“MTE”) and the Brazilian Internal Revenue Service (“RFB”) in relation to the potential hiring of employees as independent contractors. As a result of such examinations, Grupo Assa's Brazilian subsidiaries are subject to different administrative and judicial proceedings, seeking to collect payment of taxes and social security contributions allegedly owed by the companies, and imposing certain associated fines. In a "Transação Tributária" request, on June 24, 2024, Grupo Assa’s Brazilian subsidiaries reached a settlement in connection with certain of these proceedings for an original claimed amount of 10,193. In full final and definitive settlement of such claims, Grupo Assa’s Brazilian subsidiaries paid an updated amount of 4,001. All remaining administrative and judicial claims of Grupo Assa's Brazilian subsidiaries, totaling approximately 1,084 and subject to pending proceedings, would be rendered unenforceable as a result of the Brazilian Supreme Court's ruling in Theme 725. As a result of the foregoing, and in light of the Brazilian Supreme Federal Court’s landmark precedent concerning the legality of outsourcing.

(2) In 2018, certain of our non-U.S. subsidiaries had been under examination by the U.S. Internal Revenue Service ("IRS") regarding payroll and employment taxes primarily in connection with services performed by employees of certain of our subsidiaries in the United States between 2013 and 2015. During the fourth quarter of 2021, the IRS and our subsidiaries reached a preliminary agreement on the proposed assessments which would amount to 1,300 including applicable interests and penalties. The Company paid 961 related to the principal amount on March 16, 2022. Interest and penalties were barred by the expiration of the statute of limitations in March 2025.

(3) On July 22, 2024, the Company acquired Common Management Solutions, S.L. (“Common”), a Spanish corporation. In 2019, Common, Telekom Slovenije and Itelis (the “Consortium”), entered into a project for the rendering of services with Splosna Bolnisnica Izola (the “Client”). For reasons not attributable to the Consortium, the project was stopped soon after it commenced in December 2023. On October 11, 2024 the Client filed a complaint in Slovenia against Telekom and the other members of the Consortium. Notice of the claim was served to Common on April 3, 2025 and responded on April 30, 2025. Under the Consortium agreement, Common’s liability is limited to 60% of any amount claimed and any liability of Common for damages is subject to insurance coverage. In addition, any claims against Common in connection with the Client’s claim is subject to indemnification under the Equity Purchase Agreement.